Nature of Operations and Organization (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Revision to Previously Filed Final Prospectus, Quarterly and Annual Financial Statements

The following table presents a summary of the revision to the previously filed Prior Financial Statements (in thousands):

	Year Ended December 31, 2024
	As reported	Revision	As revised
Payments on long-term debt	$(298,764)	$2,755	$(296,009)
Proceeds from long-term debt	$462,438	$(2,755)	459,683

Schedule of Disaggregation of Revenues

The following table presents our third-party revenue from contracts with customers by reportable segment (see Note 15 – Segment Information) and disaggregated by major product and service lines, timing of revenue recognition, and geographical markets for the year ended December 31, 2024 (in thousands):

Segments	Production Solutions	Natural Gas Technologies	Other and Eliminations	Total
Major Product/Service Lines
Surface Equipment (1)	$192,328	$—	$—	$192,328
Downhole Components	135,477	—	—	135,477
Vapor Recovery (1)	—	125,735	—	125,735
Natural Gas Systems	—	120,901	(39,163)	81,738
Total	$327,805	$246,636	$(39,163)	$535,278
Timing of Revenue Recognition
Goods transferred at a point in time	$135,477	$162,277	$(39,163)	$258,591
Services transferred over time	192,328	84,359	—	276,687
Total	$327,805	$246,636	$(39,163)	$535,278
Geographical Markets
United States	$319,270	$246,266	$(39,163)	$526,373
International	8,535	370	—	8,905
Total	$327,805	$246,636	$(39,163)	$535,278

___________________________

(1) All of revenue for these service lines are recognized in accordance with ASC 842 as described within the Revenue Recognition section above.

The following table presents our third-party revenue from contracts with customers by reportable segment (see Note 15 – Segment Information) and disaggregated by major product and service lines, timing of revenue recognition, and geographical markets for the year ended December 31, 2023 (in thousands):

Segments	Production Solutions	Natural Gas Technologies	Other and Eliminations	Total
Major Product/Service Lines
Surface Equipment (1)	$168,801	$—	$—	$168,801
Natural Gas Systems	—	111,280	(36,758)	74,522
Total	$168,801	$111,280	$(36,758)	$243,323
Timing of Revenue Recognition
Goods transferred at a point in time	$—	$111,280	$(36,758)	$74,522
Services transferred over time	168,801	-	—	168,801
Total	$168,801	$111,280	$(36,758)	$243,323
Geographical Markets
United States	$168,801	$111,280	$(36,758)	$243,323
International	—	—	—	—
Total	$168,801	$111,280	$(36,758)	$243,323

____________________________

(1) All of revenue for these service lines are recognized in accordance with ASC 842 as described within the Revenue Recognition section above.

The following table presents our third-party revenue from contracts with customers by reportable segment (see Note 15 – Segment Information) and disaggregated by major product and service lines, timing of revenue recognition, and geographical markets for the year ended December 31, 2022 (in thousands):

Segments	Production Solutions	Natural Gas Technologies	Other and Eliminations	Total
Major Product/Service Lines
Surface Equipment (1)	$120,237	$—	$—	$120,237
Natural Gas Systems	—	128,317	(99,945)	28,372
Total	$120,237	$128,317	$(99,945)	$148,609
Timing of Revenue Recognition
Goods transferred at a point in time	$—	$128,317	$(99,945)	$28,372
Services transferred over time	120,237	-	—	120,237
Total	$120,237	$128,317	$(99,945)	$148,609
Geographical Markets
United States	$120,237	$128,317	$(99,945)	$148,609
International	—	—	—	—
Total	$120,237	$128,317	$(99,945)	$148,609

____________________________

(1) All of revenue for these service lines are recognized in accordance with ASC 842 as described within the Revenue Recognition section above.

Summary of Change in Accounts Receivable Allowance for Credit Losses

The following table summarizes the change in the accounts receivable allowance for credit losses for the periods presented (in thousands):

	As of December 31,
	2024	2023
Accounts receivable allowance for credit losses, beginning of period	$1,259	$949
Acquired from 2024 Business Combination	377	—
Write-offs	(1,269)	(72)
Expense	802	382
Accounts receivable allowance for credit losses, end of period	$1,169	$1,259

Schedule of Accounts Receivable and Contract Liabilities from Contracts with Customers

The following table provides information about accounts receivable and contract liabilities from contracts with customers (in thousands):

	As of December 31,
	2024	2023
Accounts receivable, net	$120,353	$44,399
Contract liabilities	$8,002	$1,515

The following table presents a reconciliation of contract liabilities (in thousands):

	As of December 31,
	2024	2023
Contract liabilities, beginning of period	$1,515	$1,941
Deposits acquired from 2024 Business Combination	4,628	—
Deposits Received	11,497	6,010
Revenue recognized	(9,638)	(6,436)
Contract liabilities, end of period	$8,002	$1,515

Schedule of Property, Plant and Equipment	The estimated useful lives of major asset categories are as follows:

Buildings	40 years
Compressor and related equipment	10-15 years
Machinery and equipment	3-15 years
Furniture, fixtures and office equipment	3-7 years
Software	3-5 years
Vehicles	5 years
Land	Unlimited
Leasehold improvements	Lesser of useful life or lease term

Property, plant and equipment consist of the following as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Land	$1,822	$150
Buildings	3,297	1,935
Furniture and fixtures	5,263	2,339
Software	3,659	—
Machinery and equipment	857,900	409,212
Vehicles	5,889	2,052
Leasehold improvements	8,269	—
Construction in progress	7,148	275
Property, plant and equipment	893,247	415,963
Less: accumulated depreciation	(190,631)	(123,740)
Property, plant and equipment, net	$702,616	$292,223

Schedule of Intangible Assets, Net	The Company's intangible assets include customer relationships, developed technology and trade name assets which are amortized using the straight-line method over their respective estimated useful lives below:

Trade Names	10 years
Customer Relationships	7-14 years
Non-compete agreement	3 years
Patent	20 years
Developed Technology	10-20 years

Intangible assets, net, consist of the following as of December 31, 2024 and 2023 (in thousands):

	December 31, 2024			December 31, 2023
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Developed technology	$97,350	$(9,221)	$88,129	$10,900	$(4,814)	$6,086
Trade name	61,010	(5,845)	55,165	5,360	(2,367)	2,993
Customer relationships	168,340	(11,350)	156,990	4,270	(2,095)	2,175
Non-compete agreement	2,048	—	2,048	—	—	—
Patent	193	(3)	190	—	—	—
Total	$328,941	$(26,419)	$302,522	$20,530	$(9,276)	$11,254